Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit (loss)	€ 153.6	€ 170.5	€ 136.5
Other comprehensive (loss)/income:
Actuarial (losses)/gains on defined benefit pension plans	(35.9)	(12.9)	2.9
Taxation credit/(charge) on remeasurement of defined benefit pension plans	6.7	3.3	(2.0)
Items not reclassified to the Consolidated Statement of Profit or Loss	(29.2)	(9.6)	0.9
Gain/(loss) on investment in foreign subsidiary, net of hedge	6.0	5.6	(0.8)
Effective portion of changes in fair value of cash flow hedges	(27.3)	15.5	(16.4)
Taxation credit/(charge) relating to components of other comprehensive income	5.6	(4.0)	5.0
Items that may be subsequently reclassified to the Consolidated Statement of Profit or Loss	(15.7)	17.1	(12.2)
Other comprehensive (loss)/income for the period, net of tax	(44.9)	7.5	(11.3)
Comprehensive income	108.7	178.0	125.2
Total comprehensive income for the period	109.1	178.7	125.2
Comprehensive income, attributable to non-controlling interests	€ (0.4)	€ (0.7)	€ 0.0